Common Stock Options and Warrants	6 Months Ended
Jun. 30, 2023
Common Stock Options And Warrants
Common Stock Options and Warrants

Note 12. Common Stock Options and Warrants

Legacy Options

Upon the Merger, the Company assumed 202,500 options to purchase shares of the Company’s common stock (the “Legacy Options”) with a weighted average exercise price of $0.25 per share. There were 202,500 Legacy Options outstanding at June 30, 2023 all of which expired on August 1, 2023.

Merger Options

On August 31, 2022, Prairie LLC entered into agreements with its members whereby each member was provided non-compensatory options to purchase a 40% membership interest in the Company for an aggregate purchase price of $1,000,000 per member. The non-compensatory options were sold for $80,000. The non-compensatory options only become exercisable in 25% increments upon the achievement of the following production milestones in barrels of oil equivalent per day (“BOE/D”): 2,500 BOE/D, 5,000 BOE/D, 7,500 BOE/D, and 10,000 BOE/D.

On May 3, 2023, prior to the closing of the Merger, Prairie LLC entered into a non-compensatory option purchase agreement with its members, Bristol Capital LLC and BOKA Energy LP, a third-party investor pursuant to which Bristol Capital LLC and BOKA Energy LP purchased non-compensatory options for $24,000 and $8,000, respectively, from Prairie LLC’s members. Upon the Merger, the Company assumed and converted the non-compensatory options to purchase membership interests of Prairie LLC outstanding and unexercised as of immediately prior to the Merger into options to acquire an aggregate of 8,000,000 shares of common stock for an exercise price of $0.25 per share (“Merger Options”), which are only exercisable if the production hurdles noted above are achieved, and the Company entered into the Option Agreements with each of Gary C. Hanna, Edward Kovalik, Bristol Capital LLC and BOKA Energy LP. Erik Thoresen, a director of the Company, is affiliated with BOKA Energy LP. An aggregate of 2,000,000 Merger Options are subject to be transferred to the PIPE Investors, based on their then percentage ownership of PIPE Preferred Stock to the aggregate PIPE Preferred Stock outstanding and held by all PIPE Investors as of the Closing Date, if the Company does not meet certain performance metrics by May 3, 2026. None of the Merger Options were exercisable at June 30, 2023

Legacy Warrants

Upon the Merger, the Company assumed 1,541,100 warrants to purchase shares of the Company’s common stock (the “Legacy Warrants”) with a weighted average exercise price of $1.74 per share. There were 1,541,100 Legacy Warrants outstanding at June 30, 2023 with a weighted average remaining contractual life of 2.7 years.

PIPE Warrants

Each of the PIPE Warrants provides the holder with the right to purchase of a share of common stock with an exercise price of $0.21 per share. The Series A Warrants expire on May 3, 2028 and may be exercised in a cashless manner. The Series B Warrants expire on May 3, 2024 and must be exercised for cash. There were 99,292,858 Series A Warrants and 99,292,858 Series B Warrants outstanding at June 30, 2023